STOCK-BASED COMPENSATION PLANS (Details 2) - Phantom Share Units (PSUs) [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options, Beginning of year	1,307,197	948,671
Number of options, Granted	470,301	691,347
Number of options, Exercised	0	(166,411)
Number of options, Expired or cancelled	(242,747)	(166,411)
Number of options, End of year	1,534,751	1,307,197
Weighted average exercise price, Beginning of year (in dollars per share)	CAD 1.67	CAD 1.19
Weighted average exercise price, Granted (in dollars per share)	2.96	2.1
Weighted average exercise price, Exercised (in dollars per share)	0	1.2
Weighted average exercise price, Expired or cancelled (in dollars per share)	1.24	1.2
Weighted average exercise price, End of year (in dollars per share)	CAD 2.13	CAD 1.67